Note 16 - Financial Instruments With Off-balance Sheet Risk (Tables)	12 Months Ended
Dec. 31, 2020
Notes Tables
Schedule of Financial Instrument Commitments [Table Text Block]
	2020	2019
Commitments to originate loans	$17,631	$10,184
Unfunded commitments under lines of credit	22,431	15,181
Standby letters of credit	1,621	38